Financial Instruments - Summary of Measurement of Financial Instruments At Fair Value By Hierarchy (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of fair value measurement of assets [line items]
Debt instruments measured at FVTPL		¥ 0
Equity instruments measured at FVOCI	¥ 5,870	5,604
Total	6,080	58,704
Redeemable preferred shares [Member]
Disclosure of fair value measurement of assets [line items]
Debt instruments measured at FVTPL	210
Level 1 [member]
Disclosure of fair value measurement of assets [line items]
Equity instruments measured at FVOCI	4,581	4,246
Total	4,581
Level 2 [member]
Disclosure of fair value measurement of assets [line items]
Equity instruments measured at FVOCI	0
Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Equity instruments measured at FVOCI	1,289	¥ 1,358
Total	1,499
Level 3 [Member] | Redeemable preferred shares [Member]
Disclosure of fair value measurement of assets [line items]
Debt instruments measured at FVTPL	¥ 210